SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Summary of warrants activity
Number outstanding at December 31, 2019	88,118,838
Granted	42,550,000
Cancelled	-
Number outstanding at December 31, 2020	130,668,838
Granted	40,015,000
Cancelled	(20,140,700)
Number outstanding at December 31, 2021	150,543,138
Granted	45,700,000
Cancelled	(21,551,964)
Number outstanding at December 31, 2022	174,691,174